CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Repayment of the interest portion of the lease liability is included in interest paid in operating activities	€ 1,149	€ 968